Decommissioning Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Decommissioning Liabilities [Abstract]
Schedule of Reconciliation of the Decommissioning Liabilities

A reconciliation of the decommissioning liabilities is provided below:

As at December 31
($ thousands)	2024	2023
Balance, beginning of year	$8,449	$7,543
Acquisitions	12,483	-
Liabilities incurred	27	-
Change in estimates	(5,801)	-
Accretion expense	2,286	906
Balance, end of year	$17,444	$8,449